LOANS AND BORROWINGS (Details Narrative) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	May 31, 2023
IfrsStatementLineItems [Line Items]
Loans and borrowings		$ 30.0	$ 18.2	$ 30.0	$ 18.2
Net of loan acquisition costs				$ 0.3	$ 0.4
Subsidiaries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Current ratio		0.91%	1.13%	0.91%	1.13%
Leverage Ratio		0.68%	0.83%
Subsidiaries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Current ratio		1.00%	1.00%	1.00%	1.00%
Leverage Ratio		1.00%	1.00%
BOK Financial [Member] | Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings		$ 10.0		$ 10.0		$ 40.0
Redetermined Borrowing base	$ 40.0